UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

VCA 10

Schedule Of Investments As of March 31, 2006. (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS
Aerospace/Defense - 3.5%
Honeywell International, Inc.	164,100	7,018,557
Lockheed Martin Corp.	45,900	3,448,467

		10,467,024

Beverages - 1.3%
PepsiCo, Inc.	65,600	3,791,024

Biotechnology - 4.0%
Amgen, Inc.(a)	80,100	5,827,275
Genentech Inc.(a)	32,400	2,738,124
Gilead Sciences, Inc.(a)	57,600	3,583,872

		12,149,271

Building Products - 0.7%
American Standard, Inc.	46,600	1,997,276

Capital Markets - 5.2%
Bank of New York (The)	111,000	4,000,440
Charles Schwab Corp.	201,900	3,474,699
Merrill Lynch & Co.	45,900	3,615,084
UBS AG	42,200	4,640,734

		15,730,957

Chemicals - 3.0%
Agrium, Inc.	166,000	4,193,160
Dupont EI. de Nemours	117,200	4,947,012

		9,140,172

Commercial Services & Supplies - 1.8%
Waste Management, Inc.	149,900	5,291,470

Communications Equipment - 3.5%
Cisco Systems, Inc.(a)	160,100	3,469,367
Nokia, Inc. ADR (Finland)	190,100	3,938,872
QualComm, Inc.	63,000	3,188,430

		10,596,669

Consumer Finance - 1.6%
American Express Co.	92,400	4,855,620

Diversified Financial Services - 3.1%
Citigroup, Inc.	95,300	4,501,972
JPMorgan Chase & Co.	113,336	4,719,311

		9,221,283

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	94,000	3,201,640

Electric Utilities - 0.2%
Exelon Corp.	11,700	618,930

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc.(a)	93,800	3,522,190

Energy Equipment & Services - 5.2%
Global SantaFe Corp.	88,500	5,376,375
Schlumberger Ltd.	43,500	5,505,795
Weatherford International Ltd.(a)	101,500	4,643,625

		15,525,795

Food & Staples Retailing - 2.5%
Kroger Co. (The)(a)	204,500	4,163,620
Wal-Mart Stores, Inc.	68,400	3,231,216

		7,394,836

Food Products - 1.4%
Cadbury Schweppes Spons. ADR (United Kingdom)	104,800	4,192,000

Health Care Equipment & Supplies - 1.1%
St. Jude Medical, Inc.(a)	80,200	3,288,200

Health Care Providers & Services - 2.3%
Caremark Rx, Inc.(a)	78,500	3,860,630
Wellpoint, Inc.(a)	39,100	3,027,513

		6,888,143

Hotels, Restaurants and Leisure- 1.0%
Outback Steakhouse, Inc.	67,200	2,956,800

Household Products - 1.3%
Proctor & Gamble Co. (The)	67,740	3,903,179

Independent Power Producers & Energy Traders - 1.7%
TXU, Corp.	111,400	4,986,264

Industrial Conglomerates - 2.4%
General Electric Company	206,800	7,192,504

Insurance - 3.6%
American International Group	92,000	6,080,280
Loews Corp.	45,500	4,604,600

		10,684,880

Internet Software & Services - 4.0%
eBay, Inc.(a)	65,200	2,546,712
Google, Inc. Cl. A(a)	13,600	5,304,000
Yahoo, Inc.(a)	127,300	4,106,698

		11,957,410

IT Services - 0.5%
First Data Corp.	35,100	1,643,382

Media - 3.0%
Comcast Corp.(a)	109,500	2,864,520
Liberty Global, Inc.(a)	160,900	3,177,775
Viacom, Inc. Cl. B(a)	76,047	2,950,624

		8,992,919

Metals & Mining - 7.1%
Companhia Vale do Rio Doce ADR (Brazil)	138,100	6,701,993
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	90,500	5,409,185
Newcrest Mining Ltd. ADR (Australia)	267,900	4,466,188
Phelps Dodge Corp.	57,700	4,646,581

		21,223,947

Multiline Retail - 1.2%
Federated Department Stores, Inc.	50,700	3,701,100

Multi Utilities - 1.2%
Sempra Energy	79,900	3,712,154

Office Electronics - 2.1%
Xerox Corp.(a)	407,400	6,192,480

Oil, Gas, & Consumable Fuels - 7.3%
Apache Corp.	62,090	4,067,516
Nexen, Inc.	104,200	5,735,168
Occidental Petroleum Corp.	60,600	5,614,590
Suncor Energy, Inc.	87,600	6,746,952

		22,164,226

Pharmaceuticals - 5.5%
Novartis AG ADR (Switzerland)	91,000	5,045,040
Pfizer, Inc.	119,800	2,985,416
Roche Holdings Ltd. ADR (Switzerland)	52,800	3,921,060
Sanofi Aventis ADR (France)	103,800	4,925,310

		16,876,826

Semiconductors & Semiconductor Equipment - 4.0%
Marvell Technology Group Ltd.(a)	67,400	3,646,340
Maxim Integrated Products, Inc.	95,300	3,540,395
Texas Instruments, Inc.	147,200	4,779,584

		11,966,319

Software - 5.4%
Adobe Systems Incorporated	153,200	5,349,744
CA, Inc.	144,873	3,941,994
Electronic Arts, Inc.(a)	52,100	2,850,912
Microsoft Corp.	153,800	4,184,898

		16,327,548

Specialty Retail - 1.2%
Home Depot, Inc.	83,600	3,536,280

Textiles, Apparel & Luxury Goods - 1.1%
Nike, Inc. Cl. B	39,100	3,327,410

Tobacco - 1.4%
Altria Group, Inc.	57,700	4,088,622

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	133,564	3,451,294

TOTAL LONG-TERM INVESTMENTS (Cost: $216,236,395)		$296,758,044

SHORT-TERM INVESTMENTS - 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series(b) (Cost: $881,811)	881,811	881,811

TOTAL INVESTMENTS - 99.1% (Cost: $217,118,206)		$297,639,855
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		2,802,499

NET ASSETS - 100%		$300,442,354

(a)	Non-income producing security.
(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

VARIABLE CONTRACT ANNUITY 10

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.